Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jun. 30, 2016	Jun. 30, 2026	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2026
C000027570
Account Value [Line Items]
Line Graph and Table Measure Name		Advisor Class
Accumulated Value	$ 10,000		$ 10,879	$ 11,529	$ 11,931	$ 11,659	$ 15,020	$ 14,047	$ 14,071	$ 15,278	$ 17,052	$ 19,187
C000027567
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (with sales charges)
Accumulated Value	9,573		10,382	10,971	11,334	11,047	14,193	13,245	13,229	14,335	15,956	17,907
C000027569
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (with sales charges)
Accumulated Value	10,000		10,763	11,292	11,572	11,192	14,275	13,223	13,116	14,097	15,579	17,352
C000027573
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	10,000		10,886	11,544	11,962	11,691	15,067	14,094	14,119	15,338	17,104	19,239
AllianceBernstein Index: MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Index (net)
Accumulated Value	10,000		11,820	13,130	13,961	14,358	19,964	17,102	20,267	24,360	28,320	34,363
AllianceBernstein Index: MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Index (net)
Accumulated Value	10,000		11,820	13,130	13,961	14,358	19,964	17,102	20,267	24,360	28,320	34,363
AllianceBernstein Index: MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Index (net)
Accumulated Value	10,000		11,820	13,130	13,961	14,358	19,964	17,102	20,267	24,360	28,320	34,363
AllianceBernstein Index: MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Index (net)
Accumulated Value	10,000		11,820	13,130	13,961	14,358	19,964	17,102	20,267	24,360	28,320	34,363
AllianceBernstein Index: Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index
Accumulated Value	10,000		10,966	11,752	12,517	13,000	16,055	13,721	15,146	16,994	19,271	21,726
AllianceBernstein Index: Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index
Accumulated Value	10,000		9,782	9,915	10,495	10,938	11,226	9,514	9,389	9,476	10,319	10,384
AllianceBernstein Index: Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index
Accumulated Value	10,000		10,966	11,752	12,517	13,000	16,055	13,721	15,146	16,994	19,271	21,726
AllianceBernstein Index: Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index
Accumulated Value	10,000		9,782	9,915	10,495	10,938	11,226	9,514	9,389	9,476	10,319	10,384
AllianceBernstein Index: Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index
Accumulated Value	10,000		10,966	11,752	12,517	13,000	16,055	13,721	15,146	16,994	19,271	21,726
AllianceBernstein Index: Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index
Accumulated Value	10,000		9,782	9,915	10,495	10,938	11,226	9,514	9,389	9,476	10,319	10,384
AllianceBernstein Index: Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index
Accumulated Value	10,000		10,966	11,752	12,517	13,000	16,055	13,721	15,146	16,994	19,271	21,726
AllianceBernstein Index: Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index
Accumulated Value	$ 10,000		$ 9,782	$ 9,915	$ 10,495	$ 10,938	$ 11,226	$ 9,514	$ 9,389	$ 9,476	$ 10,319	$ 10,384